Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

The Company had recognized a liability upon closing of its initial public offering in March 2021 for a portion of the underwriters’ commissions which was contingently payable upon closing of a future business combination, with the offsetting entry resulting in an initial discount to the securities sold in the initial public offering. One of the underwriters waived all claims to this deferred commission in September 2022. The Company recognized the waiver as an extinguishment, with a resulting non-operating gain recognized in its statement of operations for the three and nine months ended September 30, 2022. Upon subsequent review and analysis, management concluded that the Company should have recognized the extinguishment of the contingent liability as a credit to stockholders’ deficit.

Therefore, the Company’s management and the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) concluded that the Company’s previously issued unaudited condensed financial statements as of September 30, 2022 should no longer be relied upon and that it is appropriate to restate. As such, the Company will restate its financial statements filed November 14, 2022 (the “Original Filing”) in this Form 10-K.

Impact of the Restatement

The impact of the restatement on the statements of operations, statements of changes in stockholders’ deficit and statements of cash flows for the affected period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

Statement of Operations

	As Previously
Three months ended September 30, 2022	Reported filed	Adjustment	Restated
Deferred offering cost forgiveness	$4,462,500	$(4,312,237)	$150,263
Net Income	$5,690,350	$(4,312,237)	$1,378,113
Basic and diluted net income per common stock, Class A	$0.11	$(0.08)	$0.03
Basic net income per common stock, Class B	$0.11	$(0.08)	$0.03
Diluted net income per common stock, Class B	$0.11	$(0.08)	$0.03

	As Previously
Nine months ended September 30, 2022	Reported filed	Adjustment	Restated
Deferred offering cost forgiveness	$4,462,500	$(4,312,237)	$150,263
Net Income	$21,242,449	$(4,312,237)	$16,930,212
Basic and diluted net income per common stock, Class A	$0.40	$(0.08)	$0.32
Basic net income per common stock, Class B	$0.40	$(0.08)	$0.32
Diluted net income per common stock, Class B	$0.40	$(0.08)	$0.32

Changes in stockholders’ deficit

	As Previously
Three months ended September 30, 2022	Reported filed	Adjustment	Restated
Net Income	$5,690,350	$(4,312,237)	$1,378,113
Deemed dividend – increase in redemption value of Class A common stock subject to redemption	$(1,589,302)	$4,312,237	$2,722,935

Cash Flow Statement for the nine months ended September 30, 2022

	As Previously
	Reported filed	Adjustment	Restated
Net Income	$21,242,449	$(4,312,237)	$16,930,212
Gain on forgiveness of deferred offering costs	$4,462,500	$(4,312,237)	$150,263
Supplemental Disclosure of noncash activities
Extinguishment of deferred underwriting commissions allocated to public shares	$—	$4,312,237	$4,312,237